UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22180

Meyers Capital Investments Trust

 (Exact Name of Registrant as Specified in Charter)

2695 Sandover Road

Columbus, OH 43220

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:  (614) 442-0384

Frank B. Meyers

2695 Sandover Road

Columbus, OH 43220

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:  508-276-1705

Date of fiscal year end: May 31

Date of reporting period: November 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

November 30, 2008

(UNAUDITED)

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

           PORTFOLIO ANALYSIS

             NOVEMBER 30, 2008 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Meyers Capital Aggressive Growth Fund
	Schedule of Investments
	November 30, 2008 (Unaudited)

Shares		Value

COMMON STOCKS - 84.44%

Agricultural Chemicals - 3.86%
3,000	Mosaic Co.	$ 91,050

Agriculture Production-Livestock & Animal Specialties - 7.28%
6,800	Cal Maine Foods, Inc.	171,428

Air Courier Services - 1.77%
6,850	Air T, Inc. *	41,648

Bituminous Coal & Lignite Surface Mining - 3.26%
5,000	Arch Coal, Inc.	76,900

Chemicals & Allied Products - 2.64%
3,800	Olin Corp.	62,244

Electrical Industrial Apparatus - 1.28%
4,500	Graftech International Ltd. *	30,105

Gaskets, Packaging and Sealing Devices - 2.69%
3,400	Enpro Industries, Inc. *	63,478

General Industrial Machinery & Equipment - 0.28%
2,902	Taylor Devices, Inc. *	6,530

Heavy Construction Other Than Building Construction - 1.48%
3,500	Meadow Valley Corp. *	34,860

Machine Tools, Metal Cutting Types - 3.72%
13,499	Thermadyne Holdings Corp. *	87,743

Miscellaneous Electrical Machinery, Equipment & Supplies - 1.91%
10,000	Exide Technologies *	45,000

Miscellaneous Food Preparations & Kindred Products - 3.70%
6,009	American Italian Pasta Co. Class A *	87,130

Miscellaneous Manufacturing Industries - 1.69%
2,100	Oil Dri Corporation of America	39,816

Motor Vehicles & Passenger Car Bodies - 2.97%
10,000	Oshkosh Corp.	70,000

Paper Mills - 2.17%
40,000	Verso Paper Corp.	51,200

Refrigeration & Service Industry Machinery - 2.81%
2,042	Middleby Corp. *	66,100

Services-Business Services, NEC - 3.73%
9,440	Transcend Services, Inc. *	87,792

Services-Computer Integrated Systems Design - 3.84%
3,500	Ebix, Inc. *	90,510

Services-Computer Processing & Data Preparation- 0.37%
1,988	Intersections, Inc. *	8,648

Services-Engineering Services - 5.56%
3,896	VSE Corp.	131,100

Services-Management Consulting - 2.12%
8,680	Industrial Services of America, Inc. *	49,910

Special Industry Machinery - 1.48%
4,000	John Bean Technologies Corp.	34,920

Steel Works, Blast Furnaces Rolling Mills - 4.70%
11,600	Titan International, Inc.	110,664

Trucking - 1.33%
5,501	Frozen Food Express Industries, Inc.	31,356

Water Supply - 1.72%
2,000	American Water Works Company, Inc.	40,560

Water, Sewer, Pipeline, & Power Line Construction - 6.72%
30,500	Primoris Services Corp.	158,295

Wholesale-Chemicals & Allied Products 9.36%
10,000	Aceto Corp. *	88,400
8,000	Innophos Holdings, Inc.	131,840
		220,240

TOTAL FOR COMMON STOCKS (Cost $2,370,283) - 84.44%		1,989,227

SHORT TERM INVESTMENTS - 26.53%
624,932	Huntington Money Market Fund IV 0.90% ** (Cost $624,932)	624,932

TOTAL SHORT TERM INVESTMENTS		624,932

TOTAL INVESTMENTS (Cost $2,995,215) - 110.96%		2,614,159

LIABILITIES LESS OTHER ASSETS - (10.96)%		(258,609)

NET ASSETS - 100.00%		$ 2,355,550

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at November 30, 2008.
The accompanying notes are an integral part of these financial statements.

Meyers Capital Aggressive Growth Fund
Statement of Assets and Liabilities
November 30, 2008 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $2,995,215)	$ 2,614,159
Receivables:
Due From Broker	255,930
Dividends and Interest	2,457
Total Assets	2,872,546
Liabilities:
Payables:
Securities Purchased	511,311
Accrued Management Fees	5,685
Total Liabilities	516,996
Net Assets	$ 2,355,550

Net Assets Consist of:
Paid In Capital	$ 3,429,612
Accumulated Undistributed Net Investment Loss	(9,088)
Accumulated Undistributed Realized Loss on Investments	(683,918)
Unrealized Depreciation in Value of Investments	(381,056)
Net Assets, for 334,629 Shares Outstanding	$ 2,355,550

Net Asset Value Per Share	$ 7.04

Minimum Redemption Price Per Share *	$ 6.97

The accompanying notes are an integral part of these financial statements.
* The Fund will impose a 1.00% redemption fee on shares redeemed prior to twelve months from the date of purchase.

Meyers Capital Aggressive Growth Fund
Statement of Operations
For the period August 18, 2008 (commencement of operations)
through November 30, 2008 (unaudited)

Investment Income:
Dividends	$ 5,705
Interest	2,336
Total Investment Income	8,041

Expenses:
Advisory Fees (Note 3)	17,129
Total Expenses	17,129

Net Investment Loss	(9,088)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	(683,919)
Net Change in Unrealized Depreciation on Investments	(381,055)
Realized and Unrealized (Loss) on Investments	(1,064,974)

Net Decrease in Net Assets Resulting from Operations	$(1,074,062)

The accompanying notes are an integral part of these financial statements.

Meyers Capital Aggressive Growth Fund
Statements of Changes in Net Assets

(Unaudited)
Period Ended *
11/30/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (9,088)
Net Realized Loss on Investments	(683,919)
Unrealized Depreciation on Investments	(381,055)
Net Decrease in Net Assets Resulting from Operations	(1,074,062)

Distributions to Shareholders:
Net Investment Income	-
Realized Gains	-
Total Distributions Paid to Shareholders	-

Capital Share Transactions (Note 5)	3,329,612

Total Increase in Net Assets	2,255,550

Net Assets:
Beginning of Period	100,000

End of Period (Including Undistributed Net Investment Loss of ($9,088).	$ 2,355,550

The accompanying notes are an integral part of these financial statements.

* Commencement of operations August 18, 2008.

Meyers Capital Aggressive Growth Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Period *
	Ended
	11/30/2008

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Loss **	(0.04)
Net Gain (Loss) on Securities (Realized and Unrealized)	(2.92)
Total from Investment Operations	(2.96)

Distributions:
Net Investment Income	-
Realized Gains	-
Total from Distributions	-

Net Asset Value, at End of Period	$ 7.04

Total Return ***	(29.60)%	(a)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,356
Ratio of Expenses to Average Net Assets	2.85%	(b)
Ratio of Net Investment Loss to Average Net Assets	(1.45)%	(b)
Portfolio Turnover	223.21%

* For the Period August 18, 2008 (commencement of operations) through November 30, 2008.
** Per share net investment loss has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends.
(a) Not Annualized
(b) Annualized
The accompanying notes are an integral part of these financial statements.

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2008 (UNAUDITED)

Note 1. Organization

The Meyers Capital Aggressive Growth Fund (the “Fund”) is the sole series of the Meyers Capital Investments Trust (the “Trust”), a non-diversified, open-end investment company, registered with the Securities and Exchange Commission.  The Trust was organized on January 10, 2008 under the laws of Ohio by an Agreement and Declaration of Trust.  The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The Fund is the only series currently authorized by the Trustees. The investment adviser to the Fund is Meyers Capital Management Group, LLC (the “Adviser”).  The Fund seeks to achieve long-term appreciation in the value of its shares.

 Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Financial Futures Contracts   The Fund may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in market values or interest rates.  Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit).  Subsequent payments, known as “variation margin” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the security.  The Fund recognizes a gain or loss equal to the daily variation margin.  Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2008 (UNAUDITED)

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Income Taxes- The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

Distributions to Shareholders-   The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

Other- Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Note 3. Investment Management Agreement

The Fund has an investment advisory agreement with Meyers Capital Management Group, LLC (the “Advisor”), under which the Advisor selects the securities and manages the investments for the Fund.  The Fund pays a variable performance-based management fee.  This fee is comprised of an annual base rate of 2.90% of average daily net assets (fulcrum fee), subject to a performance adjustment, in accordance with a rate schedule. The performance adjustment either increases or decreases the management fee, depending on how well the Fund has performed relative to the Russell 2000 Growth Index over a performance period.  The performance period is the most recent 12-month period (rolling 12-month period).

The management fee will be the fulcrum fee (i.e., there will be no performance adjustment) if the Fund’s performance is within positive or negative 2.00% (two percentage points) of the investment record of the Russell 2000 Growth Index over the performance period.  If the difference between the Fund’s performance and the investment record of the Russell 2000 Growth Index exceeds two percentage points, the fee will be adjusted either up or down based upon a performance adjustment rate that varies at a rate of 0.01% for each increment of 0.05% of differential performance over two percentage points.  The maximum annualized performance adjustment rate is plus or minus 2.40% (which would result from a performance differential of 14 percentage points or more between the Fund’s performance and the investment record of the Russell 2000 Growth Index).  The rate calculated is applicable to the last month of the performance period and it is subject to recalculation for the following month.  The performance adjustment is calculated each day of the last month of the performance period by multiplying the applicable performance adjustment rate by the Fund’s average daily net assets over the performance period and dividing the result by the number of days in the year.  During the first full 12 calendar  months  immediately following  the effective  date  of  the  Trust’s  registration   statement  (“Initial Period”),  the Adviser  shall be entitled to receive only the fulcrum fee.  The  Advisor  will be  entitled  to  receive  a performance  adjustment only after completion  of the  Initial  Period.  The purpose of suspending payment of the performance adjustment during the Initial Period is to establish a performance record for the

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2008 (UNAUDITED)

Fund on which the management fee is later calculated.  For the period ending November 30, 2008, the Advisor earned a fee of $17,129 from the Fund. As of November 30, 2008 the Fund owed the Advisor $5,685.

The expense information will be using a 1.90% expense cap (fee cap agreement is in progress and will be effective as of 1/1/09).

Note 4.  New Accounting Pronouncements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective April 30, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of November 30, 2008:

	Investment In Securities	Other Financial Instruments *
Level 1 - Quoted prices	$2,614,159	$0
Level 2 - Other significant observable inputs	0	0
Level 3 – Significant unobservable inputs	0	0
	$2,614,159	$0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

FASB Interpretation No. 48 requires the tax effects of certain tax positions to be recognized.  These tax positions must meet a “more likely than not” standard that, based on their technical merits, they have a more than fifty percent likelihood of being sustained upon examination. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2008 (UNAUDITED)

Note 5. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares of separate series.  The total paid-in capital as of November 30, 2008 was $3,429,612.  Transactions in capital were as follows:

	August 18, 2008 (commencement of operations) through November 30, 2008

	Shares	Amount
Shares sold	334,629	$3,329,612
Shares reinvested	-	-
Shares redeemed	-	-
	334,629	$3,329,612

Note 6. Investment Transactions

For the period ended November 30, 2008, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $6,392,907 and $3,203,327 respectively.

Note 7. Tax Matters

For Federal income tax purposes, the cost of investments owned at November 30, 2008 was $2,995,215, including short-term investments.

The tax character of the distribution paid was as follows:

Distributions paid from:
Ordinary income	$ -
Long term capital gain	-
$ -

At November 30, 2008, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	Depreciation	Net Appreciation(Depreciation)
$65,955	($447,011)	($381,055)

As of November 30, 2008 the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income (loss)	$(9,088)
Undistributed long-term capital loss	$(683,918)
Unrealized depreciation	$(381,056)

Note 8. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of November 30, 2008, Frank and Anita Meyers owned approximately 43.22% of the Fund and may be deemed to control the Fund.

Meyers Capital Aggressive Growth Fund
Expense Illustration
November 30, 2008 (Unaudited)

Expense Example

As a shareholder of the Meyers Capital Aggressive Growth Fund Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire half year, June 1, 2008 through November 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	June 1, 2008	November 30, 2008	June 1, 2008 to November 30, 2008

Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,010.72	$14.29

* Expenses are equal to the Fund's annualized expense ratio of 2.85%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the period).

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	August 18, 2008	November 30, 2008	August 18, 2008 to November 30, 2008

Actual	$1,000.00	$704.00	$6.92

* Expenses are equal to the Fund's annualized expense ratio of 2.85%, multiplied by the average account value over the period, multiplied by 109/365 (to reflect the period).

MEYERS CAPITAL AGGRESSIVE GROWTH FUND

ADDITIONAL INFORMATION

NOVEMBER 30, 2008 (UNAUDITED)

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (866) 232-3837 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended May 31 are available without charge upon request by (1) calling the Fund at (866) 232-3837 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on August 31 and February 28. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (866) 232-3837.

Board of Trustees

Frank B. Meyers, Chairman

Frank Iafolla

Neil J. Neidhardt

Investment Adviser

Meyer Capital Management Group, LLC

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

Huntington National Bank

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Meyers Capital Aggressive Growth Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Meyers Capital Investments Trust

By /s/Frank B. Meyers

     Frank B. Meyers

     President and Treasurer

Date: February 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Frank B. Meyers

     Frank B. Meyers

     President and Treasurer

Date February 9, 2009

*Print the name and title of each signing officer under his or her signature.